SUMMARY OF ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Inventory Markdown	$ 2,856	$ 0
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment estimated useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment estimated useful life	5 years